LEASES - Right-of-use Assets, Depreciation and Impairment Charges (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2017
Disclosure of quantitative information about right-of-use assets [line items]
Lease liabilities	$ 815	$ 1,127	$ 1,559	$ 423
Right of-use assets:
Right-of-use assets	1,039	1,235	$ 1,768
Depreciation and impairment charges:
Depreciation and impairment, right-of-use assets	215	406
Other lease related expenses:
Interest expense on lease liabilities	66	98
Expenses of short-term leases	134	165
Expenses of leases of low-value assets	61	68
Expenses related to variable lease payments not included in the measurement of lease liabilities	73	65
Additions to right-of-use assets	233	259
Lease payments recorded as reduction of lease liabilities and cash outflow from financing activities	242	320
ArcelorMittal USA LLC
Other lease related expenses:
Decrease in right-of-use assets due to disposal of subsidiary	149
Decrease in lease liabilities due to disposal of subsidiary	278
Land, buildings and Improvements
Right of-use assets:
Right-of-use assets	761	854
Depreciation and impairment charges:
Depreciation and impairment, right-of-use assets	114	118
Machinery, equipment and other
Right of-use assets:
Right-of-use assets	278	381
Depreciation and impairment charges:
Depreciation and impairment, right-of-use assets	$ 101	$ 288